INVESTMENTS IN EQUITY ACCOUNTED INVESTEES (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Disclosure of interests in joint ventures

	Ownership Interest at December 31 (percent)		Share of Profit from Equity Investments		Investment in Equity Accounted Investees at December 31
			For the years ended December 31
($ millions)	2023	2022	2023	2022	2023	2022
PGI	60	60	226	49	3,894	4,158
Alliance	50	50	109	167	2,427	2,609
Aux Sable	42.7 - 50	42.7 - 50	(16)	91	362	360
Veresen Midstream(1)	—	—	—	51	—	—
Cedar LNG(2)	49.9	49.9	(9)	—	202	167
Other(3)	50 - 75	50 - 75	6	3	102	88
Total			316	361	6,987	7,382
(1)    Pembina owned a 45 percent interest in Veresen Midstream up to the closing of the PGI Transaction (as defined below) on August 15, 2022. As part of the transaction, Pembina contributed its 45 percent interest in Veresen Midstream to PGI.
(2)    The Investment in equity accounted investees balance as at December 31, 2022 has been restated to include an additional $12 million related to the initial adoption of IFRS 17 Insurance Contracts. Refer to Note 3 for further information.
(3)    Other includes Pembina's interest in Ruby, CKPC, Grand Valley, Fort Corp, and Alberta Carbon Grid. Pembina owned a 50 percent convertible, cumulative preferred interest in Ruby which it sold on January 13, 2023. Refer to "Financing Activities for Equity Accounted Investees" section below for further details on Ruby. On December 31, 2023, CKPC was dissolved.
The cost of Pembina's 60 percent interest in PGI was allocated to PGI's identifiable net assets based on fair values on the acquisition date. The allocation included adjustments identified before finalization as of June 30, 2023, and resulted from PGI's assessment of acquired revenue contracts and associated deferred tax impacts as follows:

As at August 15, 2022	Previously reported	Adjustments	Final
($ millions)	in Q4 2022
Current assets	641	(6)	635
Non-current assets	6,641	19	6,660
Current liabilities	1,164	(2)	1,162
Non-current liabilities	2,834	16	2,850
Allocated to PGI assets and liabilities	3,284	(1)	3,283
Goodwill	899	1	900
Pembina's cost of investment in PGI	4,183	—	4,183

For the year ended December 31, 2023 ($ millions)	PGI	Alliance	Aux Sable	Cedar LNG	Other(1)
Earnings and Comprehensive Income
Revenue	1,584	885	798	—	49
Expenses	(547)	(330)	(919)	(17)	(24)
Depreciation and amortization	(356)	(151)	(49)	—	(15)
Interest expense	(259)	(42)	(1)	—	(1)
Finance costs and other	(8)	7	—	—	(3)
Income tax expense	(67)	(1)	—	—	—
Earnings (loss)	347	368	(171)	(17)	6
Earnings (loss) attributable to Pembina	226	109	(16)	(9)	6

As at December 31, 2023 ($ millions)	PGI	Alliance	Aux Sable	Cedar LNG	Other(1)
Statements of Financial Position
Cash and cash equivalents	8	74	19	—	17
Other current assets	521	112	85	—	5
Non-current assets	12,342	1,532	696	161	92
Current trade, other payables and provisions	199	51	74	64	10
Other current liabilities	39	79	31	1	3
Non-current trade, other payables and provisions	102	8	—	—	—
Other non-current liabilities	6,032	810	123	—	25
(1)    Other includes Pembina's interest in Ruby, CKPC, Grand Valley, Fort Corp, and Alberta Carbon Grid. Pembina owned a 50 percent convertible, cumulative preferred interest in
Ruby which it sold on January 13, 2023. Refer to "Financing Activities for Equity Accounted Investees" section above for further details on Ruby. On December 31, 2023, CKPC was dissolved.

For the year ended December 31, 2022 ($ millions)	PGI	Alliance	Aux Sable	Veresen Midstream(1)	Cedar LNG	Other(2)
Earnings and Comprehensive Income
Revenue	625	1,115	2,283	449	—	56
Expenses	(307)	(480)	(2,026)	(151)	(1)	(41)
Depreciation and amortization	(133)	(140)	(47)	(122)	—	(16)
Interest expense	(94)	(21)	(1)	(58)	—	(2)
Finance costs and other	5	7	4	(2)	—	2
Income tax expense	(24)	—	—	—	—	—
Earnings (loss)	72	481	213	116	(1)	(1)
Earnings (loss) attributable to Pembina	49	167	91	51	—	3

As at December 31, 2022 ($ millions)	PGI	Alliance	Aux Sable	Veresen Midstream(1)	Cedar LNG	Other(2)
Statements of Financial Position
Cash and cash equivalents	—	95	16	—	—	29
Other current assets	1,125	118	68	—	2	13
Non-current assets	12,578	1,612	725	—	67	90
Current trade, other payables and provisions	257	57	65	—	7	56
Other current liabilities	578	23	4	—	2	14
Non-current trade, other payables and provisions	106	7	6	—	—	—
Other non-current liabilities	5,799	832	184	—	—	28
(1)    Pembina owned a 45 percent interest in Veresen Midstream up to the closing of the PGI Transaction on August 15, 2022. As part of the transaction, Pembina contributed its 45 percent interest in Veresen Midstream to PGI.
(2)    Other includes Ruby, CKPC, Grand Valley, and Fort Corp.

Summary of distributions from and contributions to equity accounted investees
The following table summarizes distributions from and contributions to Pembina's investments in equity accounted investees:

For the years ended December 31	Distributions(3)		Contributions
($ millions)	2023	2022	2023	2022
PGI	463	125	33	49
Alliance	279	342	20	4
Aux Sable	70	134	163	3
Veresen Midstream(1)	—	66	—	13
Cedar LNG	—	—	41	26
Other(2)	7	6	14	—
Total	819	673	271	95
(1)    Pembina owned a 45 percent interest in Veresen Midstream up to the closing of the PGI Transaction (as defined below) on August 15, 2022. As part of the transaction, Pembina contributed its 45 percent interest in Veresen Midstream to PGI.
(2)    Other includes Pembina's interest in Ruby, CKPC, Grand Valley, Fort Corp, and Alberta Carbon Grid. Pembina owned a 50 percent convertible, cumulative preferred interest in
Ruby which it sold on January 13, 2023. Refer to "Financing Activities for Equity Accounted Investees" section below for further details on Ruby. On December 31, 2023, CKPC was dissolved.
(3)    Distributions exclude returns of capital. In 2023, Pembina received an incremental $61 million from PGI as a return of capital (2022: nil).

Schedule of sensitivity analysis in key assumptions for goodwill impairment	The following table provides sensitivities to reasonably possible changes in each assumption that could result in an impairment of PGI's goodwill.

	Actual	Change required for impairment (percent)
Key assumptions used
Average annual pre-tax cash flow ($ millions)(1)	1,188	(6.1)
After-tax discount rate (percent)	7.6	0.6
Long-term growth rate (percent)	1.4	(0.8)
(1)    Average annual forecasted pre-tax cash flows represent 100 percent of PGI's forecasted cash flows.